UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street     Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

ASCENDANT NATURAL RESOURCES FUND

Annual Report

September 30, 2014

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Advisors Natural Resources Fund
Shareholder Letter

September 30, 2014

The Ascendant Natural Resources Fund (the “Fund”) began trading on October 5, 2011. The Fund invests at least 80% of portfolio assets in stocks of companies involved in natural resource industries, including oil & gas, precious metals, agriculture, timber and other “hard asset” commodities. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

The Fund’s (NRGIX) results for the year-to-date and 12-month period ended September 30, 2014 show an increase in value of 3.27% and 5.60% respectively. Top performing industries were Oil & Gas Exploration and Production, Oil & Gas Storage and Transportation, and Oil & Gas Equipment and services. Detractors to returns were holdings in the Oil & Gas Drilling, Gold, and Mining Industries.

Our Fund is designed to provide investors exposure to a broad group of natural resource equities as well as a few specific commodity exposures gained indirectly through funds, ETF’s or ETN’s. Political, fiscal, and monetary policy risks often impact the outlook for natural resources and the companies who produce them. We are constantly looking for what we believe are the most attractively valued stocks in these sectors/industries that have strong earnings potential. Given the current environment we like integrateds with international exposure for near term stability and potential long term capital gain exposure.

Regards,

James H. Lee

Portfolio Manager

3431-NLD-11/25/2014

1

Ascendant Natural Resources Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the periods ending September 30, 2014, compared to its benchmark:

		Inception**-
		September 30,
	One Year	2014
Ascendant Natural Resources Fund Class A Shares	5.24%	7.74%
Ascendant Natural Resources Fund Class A Shares with load	(0.80)%	5.63%
Ascendant Natural Resources Fund Class C Shares	4.53%	7.10%
Ascendant Natural Resources Fund Class I Shares	5.60%	8.29%
S&P North American Natural Resource Sector Index	10.27%	11.58%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated using the traded NAV on September 30, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including expenses of the underlying funds, are 4.44%, 5.19% and 4.19%, respectively, for Class A, Class C and Class I shares before any fee waiver per the January 27, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

S&P North American Natural Resource Sector Index is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. S&P Indices uses GICS® to determine a company’s classification. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

2

Ascendant Natural Resources Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

September 30, 2014

Portfolio Composition as of September 30, 2014

Percent of
Top Asset Class/Industry Sector	Net Assets
Energy	73.6%
Basic Materials	5.2%
Financial	5.1%
Industrial	4.1%
Exchange Traded Funds - Commodity	2.4%
Mutual Funds - Closed-Ended	1.3%
Exchange Traded Funds - Equity	3.7%
Other, Cash & Cash Equivalents	4.6%
100.0%

3

Ascendant Natural Resources Fund

PORTFOLIO OF INVESTMENTS

September 30, 2014

Shares		Value
	COMMON STOCKS - 88.0%
	CHEMICALS - 3.8%
1,046	CF Industries Holdings, Inc.	$292,064

	MACHINERY-DIVERSIFIED - 1.7%
1,586	Deere & Co.	130,036

	MINING - 1.4%
3,398	Freeport-McMoRan Copper & Gold, Inc.	110,945

	OIL & GAS - 50.9%
1,935	Anadarko Petroleum Corp.	196,286
2,091	Apache Corp.	196,282
4,862	BP PLC - ADR	213,685
2,317	Chevron Corp.	276,464
1,656	Cimarex Energy Co.	209,534
2,928	ConocoPhillips	224,051
8,089	Denbury Resources, Inc.	121,578
2,301	Devon Energy Corp.	156,882
2,388	Diamond Offshore Drilling, Inc.	81,837
3,033	EOG Resources, Inc.	300,328
2,580	Exxon Mobil Corp.	242,649
1,813	Helmerich & Payne, Inc.	177,438
5,066	Imperial Oil Ltd	239,217
4,515	Marathon Oil Corp.	169,719
2,475	Noble Energy, Inc.	169,191
2,510	Occidental Petroleum Corp.	241,336
18,217	Parker Drilling Co. *	89,992
2,741	Royal Dutch Shell PLC. - ADR	208,672
2,458	SM Energy Co.	191,724
2,632	Whiting Petroleum Corp. *	204,112
		3,910,977
	OIL & GAS SERVICES - 15.1%
2,771	Baker Hughes, Inc.	180,281
958	Core Laboratories NV	140,204
3,608	Halliburton Co.	232,752
2,301	National Oilwell Varco, Inc.	175,106
1,621	Oil States International, Inc. *	100,340
1,603	Schlumberger Ltd.	163,009
5,177	Superior Energy Services, Inc.	170,168
		1,161,860

See accompanying notes to financial statements.

4

Ascendant Natural Resources Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2014

Shares		Value
	PACKAGING & CONTAINERS - 2.4%
2,893	Packaging Corp. of America	$184,631

	PIPELINES - 7.6%
4,706	Enterprise Products Partners LP	189,652
3,905	Plains All American Pipeline LP	229,848
4,166	Spectra Energy Corp.	163,557
		583,057
	REITS - 5.1%
4,954	Rayonier, Inc.	154,268
7,391	Weyerhaeuser Co.	235,477
		389,745

	TOTAL COMMON STOCKS (Cost $6,679,715)	6,763,315

	EXCHANGE TRADED FUNDS - 6.1%
	COMMODITY FUND - 2.4%
1,534	SPDR Gold Shares *	178,266

	EQUITY FUNDS - 3.7%
3,740	iShares North America Natural Resources ETF	167,365
5,282	Market Vectors Gold Miners ETF	112,771
		280,136

	TOTAL EXCHANGE TRADED FUNDS (Cost $518,266)	458,402

	MUTUAL FUND - 1.3%
	CLOSED-END FUND - 1.3%
14,922	Sprott Physical Silver Trust - Trust Unit * (Cost $126,240)	102,663

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
382,010	Dreyfus Cash Management, 0.09% ** (Cost $382,010)	382,010

	TOTAL INVESTMENTS - 100.4% (Cost $7,706,231) (a)	$7,706,390
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(27,426)
	NET ASSETS - 100.0%	$7,678,964

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,740,917 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,335,545
Unrealized Depreciation:	(370,072)
Net Unrealized Appreciation:	$965,473

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

5

ASCENDANT NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014

ASSETS
Investment in Securities (Cost $7,706,231)	$7,706,390
Receivable for Fund shares sold	663
Dividends and interest receivable	5,126
Prepaid expenses and other assets	10,933
TOTAL ASSETS	7,723,112

LIABILITIES
Investment advisory fees payable	8,011
Distribution (12b-1) fees payable	532
Payable for Fund shares redeemed	6,747
Fees payable to affiliates	10,658
Accrued expenses and other liabilities	18,200
TOTAL LIABILITIES	44,148
NET ASSETS	$7,678,964

Net Assets Consist Of:
Paid in capital	$6,774,992
Accumulated net investment loss	(38,148)
Accumulated net realized gain from security transactions	941,961
Net unrealized appreciation of investments	159
NET ASSETS	$7,678,964

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,401,481
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	192,986
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.44
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$13.20

Class C Shares:
Net Assets	$61,283
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,016
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.22

Class I Shares:
Net Assets	$5,216,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	413,103
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.63

(a)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.

See accompanying notes to financial statements.

6

ASCENDANT NATURAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2014

INVESTMENT INCOME
Dividends	$80,667
Dividend income allocated from the Master Fund (less foreign tax withholding of $127)	64,448
Interest income allocated from the Master Fund	33
Interest	34
Expenses allocated from the Master Fund	(58,957)
TOTAL INVESTMENT INCOME	86,225

EXPENSES
Investment advisory fees	78,900
Distribution (12b-1) fees:
Class A	6,338
Class C	240
Professional fees	23,348
Administrative services fees	22,041
Accounting services fees	20,609
Registration fees	18,002
Transfer agent fees	17,366
Trustees fees and expenses	10,419
Printing and postage expenses	6,152
Custodian fees	5,004
Compliance officer fees	3,815
Non 12b-1 shareholder servicing	805
Insurance expense	307
Other expenses	1,146
TOTAL EXPENSES	214,492

Less: Fees waived and reimbursed by the Advisor	(79,990)

NET EXPENSES	134,502
NET INVESTMENT LOSS	(48,277)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Security transactions	120,682
Security transactions allocated from the Master Fund	1,339,096
1,459,778
Net change in unrealized appreciation (depreciation) of:
Investments	159
Investments allocated from the Master Fund	(987,308)
(987,149)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	472,629

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$424,352

See accompanying notes to financial statements.

7

ASCENDANT NATURAL RESOURCES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(48,277)	$(25,827)
Net realized gain (loss) from security transactions	1,459,778	(417,139)
Net change in unrealized appreciation (depreciation) of investments	(987,149)	721,988
Net increase in net assets resulting from operations	424,352	279,022

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	329,991	652,871
Class C	42,814	15,000
Class I	1,303,774	3,718,954
Redemption fee proceeds:
Class A	—	2
Class I	—	2
Payments for shares redeemed:
Class A	(801,556)	(1,054,360)
Class C	—	(64,534)
Class I	(842,911)	(345,323)
Net increase in net assets resulting from shares of beneficial interest	32,112	2,922,612

TOTAL INCREASE IN NET ASSETS	456,464	3,201,634

NET ASSETS
Beginning of Year	7,222,500	4,020,866
End of Year*	$7,678,964	$7,222,500
* Includes accumulated net investment loss of:	$(38,148)	$(12,203)

SHARE ACTIVITY
Class A:
Shares Sold	24,791	56,602
Shares Redeemed	(64,112)	(93,614)
Net decrease in shares of beneficial interest outstanding	(39,321)	(37,012)

Class C:
Shares Sold	3,347	1,320
Shares Redeemed	—	(5,697)
Net increase (decrease) in shares of beneficial interest outstanding	3,347	(4,377)

Class I:
Shares Sold	105,572	326,069
Shares Redeemed	(65,213)	(30,118)
Net increase in shares of beneficial interest outstanding	40,359	295,951

See accompanying notes to financial statements.

8

ASCENDANT NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,
	2014		2013		2012 (1)
Net asset value, beginning of period	$11.82		$11.39		$10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.06)		(0.08)
Net realized and unrealized gain on investments	0.72		0.49		1.52
Total from investment operations	0.62		0.43		1.44

Less distributions from:
Net realized gains	—		—		(0.05)
Total distributions	—		—		(0.05)

Paid-in-Capital From Redemption Fees (2)	—		0.00	(11)	0.00	(11)

Net asset value, end of period	$12.44		$11.82		$11.39

Total return (3)	5.24%		3.77%		14.41	% (8)

Net assets, at end of period (000s)	$2,401		$2,745		$3,069

Ratio of gross expenses to average net assets (4)(6)(7)	3.60%		4.40%		9.07	% (5)
Ratio of net expenses to average net assets (6)(7)	2.60%		2.60%		2.60	% (5)
Ratio of net investment loss to average net assets (6)(7)	(0.79)%		(0.52)%		(0.72	)% (5)

Portfolio Turnover Rate	41	% (12)	62	% (10)	92	% (8)(9)(10)

(1)	The Ascendant Natural Resources Fund’s Class A, Class C and Class I shares commenced operations on October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests except from the Master Fund.

(7)	Includes the Fund’s share of income and expenses allocated from the Master Fund.

(8)	Not annualized.

(9)	Fund’s portfolio turnover prior to converision into a Feeder Fund was 58%.

(10)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.

(11)	Less than $0.005 per share.

(12)	Includes the investment activity of the Master Fund through to March 10, 2014

See accompanying notes to financial statements.

9

ASCENDANT NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,
	2014		2013		2012 (1)
Net asset value, beginning of period	$11.68		$11.33		$10.00

Activity from investment operations:
Net investment loss (2)	(0.19)		(0.15)		(0.22)
Net realized and unrealized gain on investments	0.73		0.50		1.60
Total from investment operations	0.54		0.35		1.38

Less distributions from:
Net realized gains	—		—		(0.05)
Total distributions	—		—		(0.05)

Paid-in-Capital From Redemption Fees (2)	—		0.00	(11)	0.00	(11)

Net asset value, end of period	$12.22		$11.68		$11.33

Total return (3)	4.62%		3.09%		13.81	% (8)

Net assets, at end of period (000s)	$61		$19		$69

Ratio of gross expenses to average net assets (4)(6)(7)	4.35%		5.15%		9.82	% (5)
Ratio of net expenses to average net assets (6)(7)	3.35%		3.35%		3.35	% (5)
Ratio of net investment loss to average net assets (6)(7)	(1.56)%		(1.31)%		(1.47	) (5)

Portfolio Turnover Rate	41	% (12)	62	% (10)	92	% (8)(9)(10)

(1)	The Ascendant Natural Resources Fund’s Class A, Class C and Class I shares commenced operations on October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests except from the Master Fund.

(7)	Includes the Fund’s share of income and expenses allocated from the Master Fund.

(8)	Not annualized.

(9)	Fund’s portfolio turnover prior to converision into a Feeder Fund was 58%.

(10)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.

(11)	Less than $0.005 per share.

(12)	Includes the investment activity of the Master Fund through to March 10, 2014

See accompanying notes to financial statements.

10

ASCENDANT NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,
	2014		2013		2012 (1)
Net asset value, beginning of period	$11.96		$11.50		$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.04)		(0.06)
Net realized and unrealized gain on investments	0.74		0.50		1.61
Total from investment operations	0.67		0.46		1.55

Less distributions from:
Net realized gains	—		—		(0.05)
Total distributions	—		—		(0.05)

Paid-in-Capital From Redemption Fees (2)	—		0.00	(11)	0.00	(11)

Net asset value, end of period	$12.63		$11.96		$11.50

Total return (3)	5.60%		4.00%		15.52	% (8)

Net assets, at end of period (000s)	$5,216		$4,458		$883

Ratio of gross expenses to average net assets (4)(6)(7)	3.35%		4.15%		8.82	% (5)
Ratio of net expenses to average net assets (6)(7)	2.35%		2.35%		2.35	% (5)
Ratio of net investment loss to average net assets (6)(7)	(0.52)%		(0.31)%		(0.47	) (5)

Portfolio Turnover Rate	41	% (12)	62	% (10)	92	% (8)(9)(10)

(1)	The Ascendant Natural Resources Fund’s Class A, Class C and Class I shares commenced operations on October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests except from the Master Fund.

(7)	Includes the Fund’s share of income and expenses allocated from the Master Fund.

(8)	Not annualized.

(9)	Fund’s portfolio turnover prior to converision into a Feeder Fund was 58%.

(10)	Calculated based on investment activity of Ascendant Natural Resources Master Fund.

(11)	Less than $0.005 per share.

(12)	Includes the investment activity of the Master Fund through to March 10, 2014

See accompanying notes to financial statements.

11

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2014

1.	ORGANIZATION

The Ascendant Natural Resources Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek growth of capital.

Until March 10, 2014 the Fund was operating as a “feeder” fund that invested substantially all of its assets in the Ascendant Natural Resources Master Fund, a series of the Trust (the “Master Fund”), which had the same investment objective and strategies as the Fund. Generally all investments were made at the Master Fund level and the Fund owned 100% of the Master Fund. This structure is sometimes called a “master-feeder” structure. On December 10, 2013, the Trustees resolved to close the Master Fund and end the Fund’s master-feeder structure. On March 10, 2014, the Master Fund transferred substantially all of its assets to the Fund and liquidated.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

12

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties

13

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable. The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

14

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Ascendant Natural Resources Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,763,315	$—	$—	$6,763,315
Exchange Traded Funds	458,402	—	—	458,402
Mutual Fund	102,663	—	—	102,663
Short-Term Investment	382,010	—	—	382,010
Total	$7,706,390	$—	$—	$7,706,390

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year presented. It is the Fund’s policy to record transfers into or out of fair value levels at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the year.

*	See Portfolio of Investments for industry classification.

Cash and Cash Equivalents – The Fund considers all highly-liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not”

15

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Master – Feeder Accounting – Prior to the liquidation of the Master Fund on March 10, 2014, the Fund recognized its allocable portion of the Master Fund’s investment income, expenses and realized and unrealized gains and losses in its Statement of Operations. Upon its liquidation, the Master Fund recognized $1,238,009 in realized gains. The cost of the securities transferred to the Fund was increased by this amount for financial reporting purposes but not for tax purposes. This gain is included under the heading “Security transactions allocated from the Master Fund” in the Statement of Operations.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,134,524 and $3,287,262, respectively. These amounts include the purchases and sales made by the Master Fund prior to its liquidation.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, with respect to the Fund, the Advisor, under the

16

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the Fund’s average daily net assets. Prior to March 10, 2014, the Fund paid the Advisor at an annual rate of 0.50% of the Fund’s average daily net assets and an annual advisory fee equal to 0.85% of the Master Funds average daily assets, making the total combined annual fee the Advisor received from the Natural Resources Fund master and feeder, 1.35%.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.60% per annum of Class A average daily net assets, 3.35% per annum for Class C average daily net assets, and 2.35% per annum for Class I average daily net assets (the “Expense Limitation.”) For the year ended ended September 30, 2014, the Advisor waived its advisory fee and reimbursed expenses in the total amount of $79,990.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The following amounts are subject to recapture by the Advisor by the following dates:

9/30/2015	$175,594
9/30/2016	$115,364
9/30/2017	$79,990

Distributor- The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution Plan and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the 1940 Act for each of the Class A shares and Class C shares of the Fund (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of

17

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the year ended September 30, 2014, the Distributor received $15,018 from front-end sales charges of which $2,218 was retained by the underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts owed to GFS for these various services as of September 30, 2014 are reported in the Statement of Assets and Liabilities as “Fees payable to affiliates”.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$22,297	$—	$(8,265)	$(75,533)	$965,473	$903,972

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment loss and accumulated net realized gain (loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, tax basis adjustments related to the transfer of assets from the Master Fund, and tax adjustments for grantor trusts, partnerships and return of capital distributions from C-Corporations,.

18

ASCENDANT NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $75,533.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and tax adjustments related to the transfer of assets from the Master Fund, real estate investment trusts, grantor trusts, passive foreign investment companies, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(52,590)	$22,332	$30,258

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Natural Resources Fund and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Ascendant Natural Resources Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period October 5, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Natural Resources Fund, as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the two-year period then ended and for the period October 5, 2011 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2014
20

ASCENDANT NATURAL RESOURCES FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Resources Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/14	9/30/14	4/1/14– 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$999.20	$13.03	2.60%
Class C	1,000.00	996.70	16.77	3.35
Class I	1,000.00	1,000.80	11.79	2.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/14	9/30/14	4/1/14 – 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$1,012.03	$13.11	2.60%
Class C	1,000.00	1,008.27	16.87	3.35
Class I	1,000.00	1,013.29	11.86	2.35

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.
21

ASCENDANT NATURAL RESOURCES FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	98	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	98	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	98	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	98	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

9/30/14 – NLFT_v1

22

ASCENDANT NATURAL RESOURCES FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	98	Northern Lights Variable Trust (since 2013)

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A

James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A

Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/14 – NLFT_v1

23

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
24

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
25

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $12,000

2013 - $23,000

(b)

Audit-Related Fees

2014 - None

2013 - None

(c)

Tax Fees

2014 - $2,000

2013 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,000

2013 - $4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/11/14

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/11/14